UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22435

Kayne Anderson Energy Development Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

Item 1:    Schedule of Investments.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 151.2%
Equity Investments(1) — 151.2%
Public MLP and Other Equity — 141.4%
Access Midstream Partners, L.P.	232	$13,093
Alliance Holdings GP, L.P.	66	4,130
Arc Logistics Partners LP	237	4,778
Atlas Pipeline Partners, L.P.	18	566
BreitBum Energy Partners L.P.	12	248
Buckeye Partners, L.P.	258	18,929
Capital Product Partners L.P.	352	3,789
Capital Product Partners L.P. — Class B Units(2)(3)	606	6,527
Crestwood Equity Partners LP	179	2,404
Crestwood Midstream Partners LP	902	20,199
Crosstex Energy, L.P.	287	8,862
DCP Midstream Partners, LP	475	23,203
Dynagas LNG Partners LP	108	2,360
El Paso Pipeline Partners, L.P.	313	9,399
Emerge Energy Services LP(4)	997	45,593
Enbridge Energy Management, L.L.C.(5)	83	2,225
Enbridge Energy Partners, L.P.	306	8,416
Enduro Royalty Trust	188	2,332
Energy Transfer Partners, L.P.(6)	432	24,006
Enterprise Products Partners L.P.(6)	390	26,143
EV Energy Partners, L.P.	337	11,818
Exterran Partners, L.P.	210	6,315
Global Partners LP	205	7,831
Golar LNG Partners LP	96	2,885
Kinder Morgan, Inc.	48	1,529
Kinder Morgan Energy Partners, L.P	40	2,951
Kinder Morgan Management, LLC(5)	242	16,902
Legacy Reserves LP	35	929
LRR Energy, LP.	19	325
Magellan Midstream Partners, L.P.	28	1,902
MarkWest Energy Partners, L.P.(4)	264	16,856
Mid-Con Energy Partners, LP	171	4,026
Midcoast Energy Partners, L.P.	9	186
NuStar Energy L.P.	57	2,830
ONEOK, Inc	14	834
ONEOK Partners, L.P	356	18,882
Plains All American Pipeline, L.P.(4)	206	11,134
Plains GP Holdings, L.P. — Unregistered(2)(4)(7)	918	23,885
PVR Partners, L.P.(8)	376	10,094
QEP Midstream Partners, LP	58	1,229
Regency Energy Partners LP(8)	736	19,310
SandRidge Mississippian Trust II	25	210
SandRidge Permian Trust	115	1,467
Sprague Resources LP	155	2,870
Summit Midstream Partners, LP	187	7,568
SunCoke Energy Partners, L.P.	152	4,676

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Public MLP and Other Equity (continued)
Sunoco Logistics Partners L.P.	18	$1,481
Tallgrass Energy Partners, LP	54	1,692
Targa Resources Corp.	18	1,693
Targa Resources Partners LP	130	6,998
USA Compression Partners, LP	91	2,490
The Williams Companies, Inc.	15	607
Western Gas Partners, LP	168	10,607
Williams Partners L.P.	553	27,439

		459,653

Private MLP(2)(4) — 9.8%
VantaCore Partners LP — Common Units(5)	2,187	21,869
VantaCore Partners LP — Class A Preferred Units(5)(9)	397	6,555
VantaCore Partners LP — Class B Preferred Units(10)	202	3,337

		31,761

Total Long-Term Equity Investments — 151.2% (Cost — $327,880)		491,414

Credit Facility		(82,000)
Deferred Tax Liability		(82,405)
Other Liabilities in Excess of Other Assets		(1,996)

Net Assets		$325,013

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Fair valued security, restricted from public sale.

(3)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

(4)	The Company believes that it is an affiliate of Emerge Energy Services LP, MarkWest Energy Partners, L.P., Plains GP Holdings, L.P. (“Plains GP”), Plains All American Pipeline, L.P. and VantaCore Partners LP (“VantaCore”).

(5)	All or a portion of dividends or distributions are paid-in-kind.

(6)	In lieu of cash distributions, the Company has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(7)	The Company holds an interest in Plains All American GP LLC (“PAA GP”), which controls the general partner of Plains All American, L.P. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option.
(8)	On March 21, 2014, PVR Partners, L.P. completed its merger with Regency Energy Partners LP.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2014

(amounts in 000’s)

(UNAUDITED)

(9)	The Class A Preferred Units have a liquidation preference of $17.50 per unit and were issued by VantaCore to holders of the Common and Class A Preferred Units to the extent that such units did not receive full cash distributions. The Class A Preferred Units have a minimum quarterly distribution of $0.475 per unit and are senior to VantaCore’s Common Units in liquidation preference.

(10)	The Class B Preferred Units have a liquidation preference of $17.50 per unit and a minimum quarterly distribution of $0.3825 per unit and are senior to all other equity classes of VantaCore in distributions and liquidation preference.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At February 28, 2014, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units (in 000s)	Cost Basis	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Capital Product Partners L.P.
Class B Units	(2)	(3)	606	$4,465	$6,527	$10.77	2.0%	1.3%
Plains GP Holdings, L.P.
Common Units	(2)	(4)	918	3,504	23,885	26.02	7.4	4.8
VantaCore Partners LP(5)(6)(7)
Class A Common Units	(2)	(8)	2,187	19,099	21,869	10.00	6.7	4.4
Class A Preferred Units	(2)	(8)	397	3,748	6,555	16.50	2.0	1.3
Class B Preferred Units	(2)	(8)	202	2,969	3,337	16.50	1.0	0.7

Total				$33,785	$62,173		19.1%	12.5%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.

(2)	Security was acquired at various dates during the three months ended February 28, 2014 and/or in prior fiscal years.

(3)	Unregistered or restricted security of a publicly-traded company.

(4)	The Company holds an interest in PAA GP, which controls the general partner of Plains All American, L.P. The Company’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Company’s option. The Company agreed to a 15-month lock-up on any Plains GP shares it receives in exchange for its ownership in PAA GP (lock-up expires in January 2015).

(5)	The Company’s investment in VantaCore includes 1,823 incentive distribution rights (18% of total outstanding incentive distribution rights) for which the Company assigns a value of zero.

(6)	The Class A Preferred Units are senior to the VantaCore Common Units in liquidation preference. The Class A Preferred Units have a liquidation preference of $17.50 per unit and were issued by VantaCore to holders of the common and preferred units to the extent that such units did not receive full cash distributions.

(7)	The Class B Preferred Units have a liquidation preference of $17.50 per unit and a minimum quarterly distribution of $0.3825 per unit and are senior to all other equity classes of VantaCore in distributions and liquidation preference.

(8)	Unregistered security of a private company.

At February 28, 2014, the cost basis of investments for federal income tax purposes was $275,220. At February 28, 2014, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$217,031
Gross unrealized depreciation of investments	(837)

Net unrealized appreciation	$216,194

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis at February 28, 2014, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	One or More Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$491,414	$429,241	$—	$62,173

The Company did not have any liabilities that were measured at fair value on a recurring basis at February 28, 2014. For the three months ended February 28, 2014, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2014.

Equity Investments
Balance — November 30, 2013	$54,811
Realized gains (losses)	—
Unrealized gains (losses), net	6,112
Purchase	641
Issuance	609
Transfers out to Level 1 and 2	—

Balance — February 28, 2014	$62,173

The $6,112 of unrealized gains presented in the table above for the three months ended February 28, 2014 relate to investments that are still held at February 28, 2014, and the Company includes these unrealized gains on the Statement of Operations – Net Change in Unrealized Gains.

The purchase of $641 relates to the Company’s additional investment in VantaCore Partners LP (“VantaCore”) (Class B Preferred units). The issuance of $609 relates to additional units received from VantaCore (Class A Preferred units) as non-cash distributions.

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At February 28, 2014, the Company had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	100.0%
MLP securities(1)	98.2%
Largest single issuer	9.3%
Restricted securities	12.7%

(1)	MLP securities consist of preferred and common units of private entities structured as limited partnerships and publicly traded energy-related master limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and their affiliates (including affiliates of MLPs that own general partner interests or, in some cases subordinated units, registered or unregistered common units, or other limited partner units in an MLP).

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on January 29, 2014 with a file number 811-22435.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2:    Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:    Exhibits.

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date:	April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 28, 2014

/S/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 28, 2014